UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2021

Item #1. Reports to Stockholders.

INDEX	Applied Finance Valuation Large Cap ETF

Annual Report to Shareholders

For the Period Ended December 31, 2021*

APPLIED FINANCE FUND

Applied Finance Valuation Large Cap ETF

* Commencement of Operations April 29, 2021

APPLIED FINANCE VALUATION LARGE CAP ETF

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-833-356-0909. Distributed by Foreside Fund Services, LLC, Portland, ME.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-833-356-0909. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2021 and are subject to change at any time.

ANNUAL REPORT

Applied Finance Valuation Large Cap ETF

(Unaudited)

The Applied Finance Valuation Large Cap ETF (the “Fund”) was launched on April 29, 2021, with the Fund (VSLU) returning 13.95% (NAV) through December 31, 2021.

The Fund utilizes a systematic investment process that emphasizes:

1.Current valuation

2.Projected economic performance

3.Business strategy and capital usage

The valuation framework used by Applied Finance Advisors (“Advisor”) examines the relationship between economic performance and market prices. Opportunities for both value creation and destruction are amplified in a vibrant economy, as witnessed during the past year.

As the economy reopened in the summer of 2021, consumer spending breathed life into dormant retail stocks and spurred extraordinary demand for energy and real estate. Diversification across sectors enabled the Fund to participate in these trends. Areas outside the direct focus of the Fund, but featuring prominently in the discussion of market activity since the Fund’s inception, were stocks popularized on social media that saw extraordinary, and for many professional investors, inexplicable gains. Elsewhere, during the summer and fall of 2021, in what also might be viewed as speculative activity, a record number of companies made the transition from private to public ownership through SPACs, special purpose acquisition companies. Activity in the crypto currency markets, whose valuations exceeded $2 trillion, was similarly ignored by the Advisor with respect to the Fund’s portfolio investments.

Constructing a portfolio of value-creating companies was the consistent focus of the Advisor maintained throughout the year.

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Shareholder Letter (unaudited) - continued

Holdings that contributed significantly to the Fund’s portfolio return included: Microsoft, Apple, Alphabet, Pfizer and Home Depot.

Holdings that detracted significantly from portfolio return included: AT&T, Fidelity National Information Services, Intel, Visa and Global Payments.

Top 10 Holdings (December 31, 2021)
Apple	6.56%
Microsoft	6.39%
Alphabet	5.79%
Meta Platforms	5.54%
Mastercard	3.57%
Amazon	3.46%
S&P Global	2.69%
Johnson & Johnson	2.19%
Home Depot	2.10%
AbbVie	2.01%

Applied Finance Advisors LLC

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

(Unaudited)

GROWTH OF $10,000 INVESTMENT IN THE APPLIED FINANCE VALUATION LARGE CAP ETF VS. MORNINGSTAR US LARGE-MID CAP INDEX

$12
$11
$10
Thousands
$11,395
$11,280
04/29/21
06/30/21
12/31/21

Past performance is not predictive of future performance.

Total Return Since Inception 4/29/2021 to 12/31/2021
Applied Finance Valuation Large Cap ETF (NAV)	13.95%
Applied Finance Valuation Large Cap ETF (Market)	14.16%
Morningstar US Large-Mid Cap Index*	12.80%

Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The market price returns are calculated using the closing price.

*The Morningstar US Large-Mid Cap Index provides a comprehensive depiction of the performance and fundamental characteristics of the Large-Mid Cap segment of the U.S. equity markets. The Index does not incorporate Environmental, Social, or Governance (ESG) criteria. See “Supplemental Information” that accompanies the Annual Report to Shareholders for additional information.

ANNUAL REPORT

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Software & Services	15.88%
Healthcare	15.73%
Information Technology	14.20%
Communication Services	13.47%
Consumer Discretionary	10.92%
Financials	9.15%
Consumer Staples	8.44%
Industrials	8.04%
Materials	1.48%
Energy	1.20%
Real Estate	0.70%
Utilities	0.67%
99.88%

APPLIED FINANCE VALUATION LARGE CAP ETF

Portfolio Compositionas of December 31, 2021 (unaudited)

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of InvestmentsDecember 31, 2021

See Notes to Financial Statements

ANNUAL REPORT

	Security Description	Number of Shares	Fair Value
99.88%	COMMON STOCKS

13.47%	COMMUNICATION SERVICES
	Alphabet, Inc. - Class A*	198	$573,614
	AT&T, Inc.	3,068	75,473
	Charter Communications, Inc.	38	24,775
	Comcast Corp. - Class A	860	43,284
	Discovery, Inc. - Class A	427	10,052
	Electronic Arts, Inc.	73	9,629
	Fox Corp. - Class A	252	9,299
	Meta Platforms, Inc.*	1,632	548,923
	Omnicom Group, Inc.	243	17,805
	Take-Two Interactive Software	53	9,419
	The Interpublic Group of Cos., Inc.	107	4,007
	ViacomCBS, Inc. - Class B	318	9,597
			1,335,877

10.92%	CONSUMER DISCRETIONARY
	Advance Auto Parts, Inc.	18	4,318
	Amazon.Com, Inc.*	103	343,437
	Autozone, Inc.*	21	44,024
	Best Buy Co., Inc.	155	15,748
	Carmax, Inc.*	75	9,767
	Chipotle Mexican Grill*	1	1,748
	Darden Restaurant, Inc.	20	3,013
	Dollar General Corp.	104	24,526
	Dollar Tree, Inc.	87	12,225
	Domino’s Pizza, Inc.	48	27,088
	eBay, Inc.	194	12,901
	Garmin Ltd.	49	6,672
	Genuine Parts Co.	37	5,187
	Home Depot, Inc.	502	208,335
	Leggett & Platt, Inc.	14	576
	Lennar Corp.	58	6,737
	LKQ Corp.	98	5,883
	Lowe’s Cos, Inc.	272	70,307
	Marriott Intl., Class A*	54	8,923
	McDonald’s Corp.	204	54,686
	Mohawk Industries, Inc.*	15	2,733
	Newell Brands, Inc.	19	415
	Nike, Inc., Class B	358	59,668

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2021

	Security Description	Number of Shares	Fair Value
	O’Reilly Automotive, Inc.*	85	$60,030
	Pool Corp	12	6,792
	Pulte Group, Inc.	179	10,232
	Tapestry, Inc.	112	4,547
	Target Corp.	182	42,122
	Ulta Beauty, Inc.*	15	6,185
	Whirlpool Corp.	20	4,693
	Yum! Brands, Inc.	143	19,857
			1,083,375

8.44%	CONSUMER STAPLES
	Altria Group, Inc.	1,590	75,350
	Archer-Daniels-Midland Co.	44	2,974
	Brown-Forman Corp - Class B	87	6,339
	Campbell Soup Co.	84	3,651
	Church & Dwight Co., Inc.	129	13,222
	The Clorox Co.	28	4,882
	The Coca Cola Co.	894	52,934
	Colgate-Palmolive Co.	409	34,904
	Conagra Brands, Inc.	115	3,927
	Constellation Brands, Inc. - Class A	34	8,533
	Costco Wholesale Corp.	113	64,150
	Estee Lauder Cos., Class A	80	29,616
	General Mills, Inc.	192	12,937
	The Hershey Co.	70	13,543
	The J.M. Smucker Co.	45	6,112
	Kellogg Co.	91	5,862
	Kimberly-Clark Corp.	117	16,722
	The Kraft Heinz Co.	272	9,765
	The Kroger Co.	271	12,265
	Lamb Weston Holding	32	2,028
	Mondelez International, Inc.	305	20,225
	Monster Beverage Corp.*	553	53,110
	Philip Morris International, Inc.	833	79,135
	The Procter & Gamble Co.	865	141,497
	Sysco Corp.	101	7,934
	Tyson Foods, Inc., Class A	115	10,023
	Walgreens Boots Alliance	294	15,335
	Walmart, Inc.	897	129,787
			836,762

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2021

See Notes to Financial Statements

ANNUAL REPORT

	Security Description	Number of Shares	Fair Value
1.20%	ENERGY
	Cabot Oil & Gas Corp.	185	$3,515
	Chevron Corp.	396	46,471
	ConocoPhillips	264	19,056
	Devon Energy Corp.	54	2,379
	Diamondback Energy, Inc.	68	7,334
	EOG Resources, Inc.	186	16,522
	Halliburton Co.	77	1,761
	Marathon Oil Corp.	90	1,478
	Occidental Petroleum Corp.	431	12,495
	The Williams Cos., Inc.	299	7,786
			118,797

9.15%	FINANCIALS
	Aflac, Inc.	224	13,079
	The Allstate Corp.	239	28,118
	American Express Co.	450	73,620
	AON PLC - Class A	303	91,070
	Arthur J. Gallagher & Co.	22	3,733
	Cboe Global Markets, Inc.	92	11,997
	CME Group, Inc.	36	8,225
	Discover Financial Services	255	29,468
	Globe Life, Inc.	14	1,312
	Hartford Financial Services	48	3,314
	Invesco Ltd.	35	806
	MarketAxess Holdings, Inc.	7	2,879
	Marsh & Mclennan Cos, Inc.	187	32,504
	Moody’s Corporation	430	167,949
	MSCI, Inc.	32	19,606
	The Progressive Corp.	716	73,497
	S&P Global, Inc.	566	267,112
	Synchrony Financial	754	34,978
	T. Rowe Price Group, Inc.	150	29,496
	Travelers Companies, Inc.	25	3,911
	Wells Fargo & Co.	26	1,247
	Willis Towers Watson Plc*	31	7,362
	WR Berkley Corp.	20	1,648
			906,931

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2021

	Security Description	Number of Shares	Fair Value
15.73%	HEALTHCARE
	Abbott Laboratories	258	$36,311
	AbbVie, Inc.	1,474	199,580
	Abiomed, Inc.*	2	718
	Agilent Technologies. Inc.	40	6,386
	Align Technology, Inc*	9	5,915
	AmerisourceBergen Corp.	179	23,787
	Amgen, Inc.	311	69,966
	Anthem, Inc.	28	12,979
	Baxter International, Inc.	71	6,095
	Biognem, Inc.*	110	26,391
	Bio-Rad Laboratories, Inc.* - Class A	1	756
	Bio-Techne Corp.	4	2,069
	Bristol-Myers Squibb Co.	1,710	106,618
	Cardinal Health, Inc.	240	12,358
	Cerner Corp.	126	11,702
	Cigna Corp	51	11,711
	Cooper Cos., Inc.	4	1,676
	CVS Health Corp.	390	40,232
	DaVita, Inc.*	33	3,754
	Edwards Lifesciences Corp.*	113	14,639
	Eli Lilly & Co.	258	71,265
	HCA Healthcare, Inc.	123	31,601
	Henry Schein, Inc.*	37	2,869
	Hologic, Inc.**	204	15,618
	Humana, Inc.	16	7,422
	IDEXX Laboratories, Inc.*	16	10,535
	Illumina, Inc.	8	3,044
	Intuitive Surgical, Inc.	26	9,342
	IQVIA Holdings, Inc.	137	38,653
	Johnson & Johnson	1,267	216,746
	Laboratory Corp of America Holdings	70	21,995
	McKesson Corp.	132	32,811
	Medtronic PLC	133	13,759
	Merck & Co., Inc.	1,839	140,941
	Mettler-Toledo International, Inc.*	12	20,367
	Organon & Co.	145	4,415
	PerkinElmer, Inc.	51	10,254
	Pfizer, Inc.	2,038	120,344
	Quest Diagnostics, Inc.	70	12,111
	Regeneron Pharmaceuticals, Inc.	80	50,522

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2021

See Notes to Financial Statements

ANNUAL REPORT

	Security Description	Number of Shares	Fair Value
	ResMed, Inc.	19	$4,949
	Stryker Corp.	50	13,371
	UnitedHealth Group, Inc.	151	75,823
	Universal Health Services, Inc. - Class B	19	2,464
	Vertex Pharmaceuticals, Inc.*	98	21,521
	Viatris, Inc.	312	4,221
	Waters Corp.*	14	5,216
	West Pharmaceutical Services, Inc.	4	1,876
	Zimmer Biomet Holdings	14	1,779
			1,559,477

8.04%	INDUSTRIALS
	3M Co.	165	29,309
	Allegion PLC	42	5,562
	Ametek, Inc.	84	12,351
	Canadian Pacific Railway	80	5,755
	Carrier Global Corp.	280	15,187
	Caterpillar, Inc.	122	25,222
	CH Robinson Worldwide, Inc.	70	7,534
	Cintas Corp.	24	10,636
	Copart, Inc.*	84	12,736
	CSX Corp.	1,064	40,006
	Deere & Co.	66	22,631
	Dover Corp.	29	5,266
	Eaton Corp., PLC	29	5,012
	Emerson Electric Co.	100	9,297
	Expeditors International of Washington, Inc.	53	7,117
	Fastenal Co.	87	5,573
	Fedex Corp.	102	26,381
	Fortive Corp.	75	5,722
	Generac Holdings, Inc.*	16	5,631
	General Dynamics Corp.	80	16,678
	W. W. Grainger, Inc.	14	7,255
	Honeywell International, Inc.	174	36,281
	JB Hunt Transport Services, Inc.	34	6,950
	IDEX Corp.	10	2,363
	IHS Markit Ltd.	120	15,950
	Illinois Tool Works, Inc.	101	24,927
	Jacobs Engineering Group	9	1,253
	L3Harris Technologies, Inc.	70	14,927

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2021

	Security Description	Number of Shares	Fair Value
	Lockheed Martin Corp.	142	$50,468
	Masco Corp.	255	17,906
	Nielsen Holdings PLC	425	8,717
	Norfolk Southern Corp.	107	31,855
	Northrop Grumman Corp.	70	27,095
	Old Dominion Freight	19	6,809
	Otis Worldwide Corp.	444	38,659
	Paccar, Inc.	113	9,973
	Parker-Hannifin Corp.	47	14,952
	Pentair PLC	34	2,483
	Quanta Services, Inc.	36	4,128
	Raytheon Technologies Corp.	159	13,684
	Robert Half International, Inc.	26	2,900
	Rockwell Automation, Inc.	24	8,372
	Rollins, Inc.	48	1,642
	A.O. Smith Corp.	34	2,919
	Snap-On Inc.	19	4,092
	Union Pac Corp.	357	89,939
	United Rentals ,Inc.*	40	13,292
	United Parcel Services, Inc. - Class B	164	35,152
	Verisk Analytics, Inc.	105	24,017
	Wabtec Corp.	48	4,421
	Waste Management, Inc.	1	167
			797,154

14.20%	INFORMATION TECHNOLOGY
	Amphenol Corp. Class A	106	9,271
	Analog Devices, Inc.	53	9,316
	Apple, Inc.	3,664	650,616
	Applied Materials, Inc.	212	33,360
	Arista Networks, Inc.	43	6,181
	Auto Desk*	12	3,374
	Cadence Design Systems*	32	5,963
	Cisco Systems, Inc.	947	60,011
	Corning, Inc.	145	5,398
	HP, Inc.	1,239	46,673
	Intel Corp	2,423	124,784
	International Business Machines	230	30,742
	Intuit, Inc.	37	23,799
	IPG Photonics Corp.	5	861
	Juniper Networks, Inc.	62	2,214

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2021

See Notes to Financial Statements

ANNUAL REPORT

	Security Description	Number of Shares	Fair Value
	Keysight Technologies, Inc.	29	$5,989
	KLA Corp.	112	48,172
	Kyndryl Holdings, Inc.	45	815
	Lam Research Corp.	88	63,285
	Microchip Technology, Inc.	137	11,927
	Micron Technology, Inc.	323	30,087
	Monolithic Power Systems, Inc.	2	987
	Motorola Solutions, Inc.	35	9,509
	NXP Semiconductors NV	150	34,167
	Paycom Software, Inc.*	2	830
	Qorvo, Inc.*	40	6,256
	Qualcomm, Inc.	241	44,072
	Seagate Technology Holdings PLC	80	9,038
	Skyworks Solutions, Inc.	29	4,499
	Synopsys, Inc.*	17	6,264
	Te Connectivity, Ltd.	45	7,260
	Teledyne Technologies, Inc.*	8	3,495
	Teradyne, Inc.	54	8,831
	Texas Instruments, Inc.	330	62,195
	Trimble Navigation, Ltd.	70	6,103
	Western Digital Corp.*	210	13,694
	Xilinx, Inc.	45	9,541
	Zebra Technologies Corp.* - Class A	14	8,333
			1,407,912

1.48%	MATERIALS
	Amcor PLC	392	4,708
	Avery Dennison Corp.	22	4,765
	Ball Corp.	57	5,487
	Celanese Corp.	50	8,403
	CF Industries Holdings, Inc.	58	4,105
	Eastman Chemical Co.	14	1,693
	Ecolab, Inc.	32	7,507
	FMC Corp.	73	8,022
	Freeport-Mcmoran, Inc.	350	14,605
	International Paper Co.	148	6,953
	International Flavors & Fragrance	5	753
	Linde PLC	7	2,425
	Martin Marietta Materials, Inc.	14	6,167
	Newmont Goldcorp Corp.	213	13,210
	Packaging Corporation of America	24	3,268

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2021

	Security Description	Number of Shares	Fair Value
	PPG Industries, Inc.	50	$8,622
	Sealed Air Corp.	51	3,441
	The Sherwin-Williams Co.	120	42,259
	Westrock Co.	11	488
			146,881

0.70%	REAL ESTATE
	AvalonBay Communities, Inc.	6	1,516
	CBRE Group, Inc.*	169	18,338
	Crown Castle International Corp.	62	12,942
	Equity Residential	60	5,430
	Essex Property	5	1,761
	Iron Mountain, Inc.	80	4,186
	Kimco Realty Corp.	46	1,134
	Mid-America Apartment	6	1,377
	Prologis, Inc.	31	5,219
	Public Storage	19	7,117
	Regency Centers Corp.	4	301
	UDR, Inc.	42	2,520
	Ventas, Inc.	62	3,169
	Weyerhaeuser Co.	101	4,159
			69,169

15.88%	SOFTWARE & SERVICES
	Accenture PLC	176	72,961
	Adobe, Inc. *	140	79,388
	Akamai Technologies, Inc.*	32	3,745
	Citrix Systems, Inc.	36	3,405
	Cognizant Technology Solutions	116	10,292
	Fidelity National Information	425	46,389
	Fiserv, Inc.*	539	55,943
	FleetCor Technologies, Inc.*	79	17,683
	Fortinet, Inc.	9	3,235
	Gartner Group, Inc.	31	10,364
	Global Payments, Inc.	146	19,736
	Jack Henry & Associates, Inc.	12	2,004
	Mastercard, Inc. - Class A	984	353,571
	Microsoft Corp.	1,882	632,954
	NortonLifeLock, Inc.	85	2,208
	Oracle Corp.	1,114	97,152
	Paychex, Inc.	45	6,142

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2021

See Notes to Financial Statements

ANNUAL REPORT

	Security Description	Number of Shares	Fair Value
	Verisign, Inc.*	91	$23,098
	Visa, Inc.	591	128,076
	The Western Union Corp.	329	5,869
			1,574,215

0.67%	UTILITIES
	The AES Corp.	290	7,047
	CenterPoint Energy, Inc.	327	9,127
	Dominion Energy, Inc.	119	9,349
	Evergy,Inc.	32	2,196
	Nisource, Inc.	24	663
	Public Service Enterprise Group, Inc.	87	5,806
	Sempra Energy	112	14,815
	The Southern Co.	250	17,145
			66,148

99.88%	TOTAL COMMON STOCKS
	(Cost: $9,330,492)		9,902,698

99.88%	TOTAL INVESTMENTS
	(Cost: $9,330,492)		9,902,698
0.12%	Other assets, net of liabilities		12,099
100.00%	NET ASSETS		$9,914,797

*Non-income producing

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Statement of Assets and LiabilitiesDecember 31, 2021

ASSETS
Investments at fair value (cost of $ 9,330,492) (Note 1)	$9,902,698
Cash	9,021
Dividends receivable	7,125
TOTAL ASSETS	9,918,844

LIABILITIES
Accrued advisory fees	4,047
TOTAL LIABILITIES	4,047
NET ASSETS	$9,914,797

Net Assets Consist of:
Paid-in capital	$9,454,088
Distributable earnings	460,709
Net Assets	$9,914,797

NET ASSET VALUE PER SHARE
Net Assets	$9,914,797
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	350,000
Net Asset Value and Offering Price Per Share	$28.33

APPLIED FINANCE VALUATION LARGE CAP ETF

Statement of Operations

See Notes to Financial Statements

ANNUAL REPORT

April 29, 2021* through December 31, 2021
INVESTMENT INCOME
Dividends (net of foreign tax withheld of $63)	$83,613
Total investment income	83,613
EXPENSES
Investment advisory fees (Note 2)	27,300
Total expenses	27,300
Net investment income (loss)	56,313

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments**	72,603
Net increase (decrease) in unrealized appreciation (depreciation) of investments	572,206
Net realized and unrealized gain (loss) on investments	644,809
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$701,122

*Commencement of Operations

**Includes realized gain as a result of in-kind transactions. (See Note 3 in Notes to Financial Statements.)

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Statement of Changes in Net Assets

April 29, 2021* through December 31, 2021
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$56,313
Net realized gain (loss) on investments	72,603
Net increase (decrease) in unrealized appreciation (depreciation) of investments	572,206
Increase (decrease) in net assets from operations	701,122

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(56,226)
Decrease in net assets from distributions	(56,226)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	15,768,839
Cost of shares redeemed	(6,498,938)
Increase (decrease) in net assets from capital stock transactions	9,269,901

NET ASSETS
Increase (decrease) during period	9,914,797
Beginning of period	—
End of period	$9,914,797

*Commencement of Operations

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Financial HighlightsSelected Per Share Data Throughout the Period

April 29, 2021^ through December 31, 2021
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(1)	0.18
Net realized and unrealized gain (loss) on investments	3.31
Total from investment activities	3.49
Distributions
Net investment income	(0.16)
Total distributions	(0.16)
Net asset value, end of period	$28.33
Total Return*	13.95%
Ratios/Supplemental Data
Ratio to average net assets**
Expenses	0.49%
Net investment income (loss)	1.01%
Portfolio turnover rate***	30.04%
Net assets, end of period (000’s)	$9,915

^Commencement of Operations

(1)Per share amounts calculated using the average shares outstanding during the period.

*Total return is for the period indicated and has not been annualized for the periods less than one year.

**Ratio to average net assets has been annualized for the periods less than one year.

***Portfolio turnover rate is for the period April 29, 2021 through December 31, 2021 and excludes the effect of securities received or delivered from processing in-kind creations or redemptions and has not been annualized because the period shown is less than one year.

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to Financial StatementsDecember 31, 2021

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Applied Finance Valuation Large Cap ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on April 29, 2021.

The Fund’s objective is to seek to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Fund’s fair value committee in accordance with procedures approved by the Board of Trustees of the Trust (the “Board”) and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary

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market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of December 31, 2021:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,902,698	$—	$—	$9,902,698
	$9,902,698	$—	$—	$9,902,698

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Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no transfers into or out of any levels during the period April 29, 2021 to December 31, 2021. The Fund held no Level 3 securities at any time during the period April 29, 2021 to December 31, 2021.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonable possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

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Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended December 31, 2021, reclassifications were as follows.

Paid-in Capital	Distributable Earnings
$184,187	($184,187)

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $750. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $750.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository

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Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participant Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of December 31, 2021:

	Creation Unit Shares	Creation Transaction Fee	Value
Applied Finance Valuation Large Cap ETF	25,000	$750	$708,250

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in the Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

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Notes to Financial Statements - continuedDecember 31, 2021

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Applied Finance Advisors, LLC (the “Advisor”) currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to the policies adopted by the Board. In addition, the Advisor: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Fund’s sub-advisor. Under the Advisory Agreement, the Advisor, at its own expense and without reimbursement from the Trust, assumes and pays all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual management fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the rate of 0.49%.

The Advisor has retained Toroso Asset Management (the “Sub-Advisor”) to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Fund’s portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Fund at the following rate: 0.0350% on the first $500 million in net assets; 0.0325% on the next $500 million in net assets; and 0.0300% on any net assets in excess of $1 billion (subject to a minimum of $25,000 per year).

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For their services to the Fund, CFS is entitled to a fee. The Advisor pays the fee.

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Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom, Assistant Secretary of the Trust, is an attorney with Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Ms. Bloom receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For their services, Citibank, N.A. is entitled to a fee. The Advisor pays this fee.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. The Advisor pays the fees for these services.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term notes for the period ended December 31, 2021 were as follows:

Purchases	Sales
$2,331,804	$2,293,482

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the period ended December 31, 2021 were as follows:

Purchases	Sales	Realized Gain
$15,673,414	$6,453,847	$184,891

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Notes to Financial Statements - continuedDecember 31, 2021

NOTE 4 –DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. For the year ended December 31, 2021, such reclassifications were primarily due to the write off of capital gains from in-kind transactions.

The tax character of the distributions during the period ended December 31, 2021 were as follows:

Period ended December 31, 2021
Distributions paid from:
Ordinary income	$56,225

As of December 31, 2021, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized gain (loss) on investments	$(111,679)
Net unrealized appreciation (depreciation) on investments	572,388
$460,709

As of December 31, 2021, the Fund had a capital loss carryforward of $111,679, all of which is considered short term and may be carried forward indefinitely.

The difference between book basis and tax basis distributable earnings is attributable primarily to the tax deferral of wash sale losses.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$9,330,311	$793,270	$220,882	$572,388

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APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to Financial Statements - continuedDecember 31, 2021

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on NYSE Arca, Inc. (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem its shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Distributor either (1) through Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission, by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed a Participant Agreement; such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

Period ended December 31, 2021
Shares sold	600,000
Shares reinvested	—
Shares redeemed	(250,000)
Net increase (decrease)	350,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Equity Securities Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies

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may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund. Investments in equity securities may be more volatile than investments in other asset classes.

Market Risk. The value of securities in the Fund’s overall portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events, such as the spread of diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. During a general downturn in the securities markets, many asset classes may decline in value. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance. A reduction in a country’s growth rate could have an adverse effect on the prices of the various stocks held by the Fund.

Management Risk. The strategies used by the Advisor may fail to produce the intended result. The Fund will be actively managed and could experience losses (realized and unrealized) if the Advisor’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio prove to be incorrect. There can be no guarantee that the investment strategies or the Advisor’s actions as it relates to investment decisions for the Fund will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the Fund’s investment strategies and therefore adversely affect the ability of the Fund to achieve its investment objective.

Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion. Large cap companies may be less able than mid and small cap companies to adapt to changing market conditions. During different market cycles, the performance of large cap companies has trailed the overall performance of the broader securities markets.

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Notes to Financial Statements - continuedDecember 31, 2021

Risks of Investment Selection. The Fund’s investment success depends on the skill of the Advisor in evaluating, selecting, and monitoring the portfolio assets. If the Advisor’s conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated. Additionally, the Advisor may not implement the investment strategy successfully and the Fund may fail to attract sufficient assets to realize economies of scale.

Risk of Other Equity Securities. Other equity securities in which the Fund may invest include convertible securities, preferred securities, rights and warrants.

•Convertible Securities. Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment.

•Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

•Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

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Notes to Financial Statements - continuedDecember 31, 2021

Non-Diversification Risk. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment or limited number of investments.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

•Trading Issues Risk. Although it is expected that shares of the Fund will remain listed for trading on the Exchange, trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares of the Fund will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund. This adverse effect on liquidity for the Fund’s shares in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those Shares.

•Market Price Variance Risk. The market prices of shares of the Fund will fluctuate in response to changes in NAV and supply and demand for Fund shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares of the Fund may trade at a discount to NAV. The market price of Fund shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the Fund bought or sold.

•Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs

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exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Mid and Small Capitalization Stock Risk. The value of mid and small capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general. While mid and small capitalization companies may offer substantial opportunities for capital growth, they also may involve more risks than larger capitalization companies. Historically, mid and small capitalization company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of mid and small capitalization companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of mid and small capitalization companies to changing economic conditions. In addition, mid and small capitalization companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, mid and small capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying loans, particularly those with floating interest rates.

New Fund Risk. The Fund is a new ETF and has only recently commenced operations. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in the Fund’s shares. If the Fund does not grow its assets to a viable level it may be difficult for the Advisor to implement the Fund’s investment strategies and achieve the desired portfolio diversification. This could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

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New Advisor Risk. The Advisor has not previously managed an ETF but the Advisor has extensive experience managing other registered investment companies. The Fund’s Sub-Advisor has extensive experience managing ETFs.

Other Risks for the Fund

Cyber Security Risk. Failures or breaches of the electronic systems of the Fund, the Advisor, the Sub-Advisor and/or the Fund’s other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and their shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Health Crisis Risk. A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus, was first detected in China in December 2019 and spread globally. As of the date of this report, this outbreak has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, disruptions in markets, lower consumer demand, layoffs, defaults and other significant economic impacts, as well as general concern and uncertainty. These types of market disruptions may adversely impact the Fund’s investments, including impairing hedging activity to the extent the Fund engages in such activity, as expected correlations between related markets or instruments may no longer apply. In addition, to the extent the Fund invests in short-term instruments that have negative yields, the Fund’s value may be impaired as a result. Any suspension of trading in markets in which the Fund invests will have an impact on the Fund and its investments and will impact the Fund’s ability to purchase or sell securities in those markets. The impact of this outbreak has adversely affected the economies of many nations and the entire global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. The duration of the outbreak and its effects cannot be determined with any certainty.

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Notes to Financial Statements - continuedDecember 31, 2021

In the past, governmental and quasigovernmental authorities and regulators throughout the world have responded to major economic disruptions with a variety of fiscal and monetary policy changes, including direct capital infusions into companies and other issuers, new monetary policy tools, and lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of such policies, is likely to increase market volatility, which could adversely affect the Fund’s investments.

The outbreak could also impair the information technology and other operational systems upon which the Fund’s service providers rely and could otherwise disrupt the ability of employees of the Fund’s service providers to perform critical tasks relating to the Fund. Other infectious illness outbreaks that may arise in the future could have similar or other unforeseen effects. Public health crises may exacerbate other pre-existing political, social, and economic risks in certain countries or globally.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders Applied Finance Valuation Large Cap ETF and
Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Applied Finance Valuation Large Cap ETF (the “Fund”), a series of ETF Opportunities Trust, as of December 31, 2021, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period April 29, 2021 (commencement of operations) through December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations, changes in net assets, and the financial highlights for the period April 29, 2021 (commencement of operations) through December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
March 1, 2022

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (888) 909-6030.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (66) Trustee	Indefinite, Since December 2019	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	12	World Funds Trust for the twenty series of that Trust (registered investment company)
Mary Lou H. Ivey (64) Trustee	Indefinite, Since December 2019	Senior Vice President, Episcopal Church Building Fund (national nonprofit organization), since January 2022. Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), 2008-2021.	12	World Funds Trust for the twenty series of that Trust (registered investment company)
Theo H. Pitt, Jr. (85) Trustee	Indefinite, Since December 2019	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	12

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; Starboard Investment Trust for the fourteen series of that trust; and World Funds Trust for the twenty series of that Trust (all registered investment companies)

Kevin Farragher (63) Trustee	Indefinite, Since December 2019	Independent Consultant since 2014	12	None

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (58) President	Indefinite, Since December 2019

Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration and transfer agency), October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. (fund administration and transfer agency) from 1986 to 2013.

Thomas A. Carter (54) Vice President	Indefinite, Since December 2019	President Ridgeline Research September 2019 through present; President ALPS Advisors and ALPS Portfolio Solutions Distributors 2007 – November 2018. Garden leave November 2018 – September 2019.
Karen M. Shupe (57) Treasurer and Principal Executive Officer	Indefinite, Since December 2019	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (67) Assistant Treasurer and Principal Financial Officer	Indefinite, Since December 2019	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (53) Secretary	Indefinite, Since December 2019	Attorney, Practus TM LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
Tina H. Bloom (53) Assistant Secretary	Indefinite, Since December 2019

Attorney, Practus LLP, May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc., November 2017 to May 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC (fund administration and transfer agency) from 2011-2017.

Holly B. Giangiulio (60) Assistant Secretary	Indefinite, Since December 2019	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.
Julian G. Winters (53) Chief Compliance Officer	Indefinite, Since December 2019	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-833-356-0909 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 1-833-356-0909 or on the SEC’s website at www.sec.gov.

Morningstar US Large-Mid Cap Index

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of the Morningstar Indexes to track general equity market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDEXES OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2021 and held for the six months ended December 31, 2021.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Fund Expenses (unaudited) - continued

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Annualized Expense Ratio	Expenses Paid During Period Ended* 12/31/21
Applied Finance Valuation Large Cap ETF	$1,000.00	$1,113.10	0.49%	$2.61
Hypothetical**	$1,000.00	$1,022.55	0.49%	$2.50

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal period divided by 365 days in the current year.

**5% return before expenses

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Fund Expenses (unaudited) - continued

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this annual report.

Investment Advisor:

Applied Finance Advisors, LLC
17806 IH 10, Suite 300
San Antonio, TX 78257

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Transfer Agent, Fund Accountant and Custodian

Citibank, N.A. and Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $14,000 for 2021 and $0 for 2020.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2021 and $0 for 2020.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,000 for 2021 and $0 for 2020. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2021 and $0 for 2020.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant’s principal  accountant to the Applied Finance Valuation Large Cap ETF.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2021 and $0 for 2020.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 8, 2022

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: March 8, 2022

* Print the name and title of each signing officer under his or her signature.